Changes in Amounts of Goodwill by Reporting Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Goodwill [Line Items]
Goodwill	¥ 72,833	¥ 75,734
Accumulated impairment losses	(8,132)	(8,132)
Beginning Balance	64,701	67,602
Goodwill acquired during the year	25,854	42
Impairment of goodwill			(22)
Translation adjustments and reclassification to other accounts	(1,516)	(2,943)
Goodwill	97,171	72,833	75,734
Accumulated impairment losses	(8,132)	(8,132)	(8,132)
Ending Balance	89,039	64,701	67,602
Fine Ceramic Parts Group
Goodwill [Line Items]
Goodwill	100	100
Beginning Balance	100	100
Impairment of goodwill
Goodwill	100	100
Ending Balance	100	100
Semiconductor Parts Group
Goodwill [Line Items]
Goodwill	1,266	1,309
Beginning Balance	1,266	1,309
Impairment of goodwill
Translation adjustments and reclassification to other accounts	(4)	(43)
Goodwill	1,262	1,266
Ending Balance	1,262	1,266
Applied Ceramic Products Group
Goodwill [Line Items]
Goodwill	8,356	8,692
Accumulated impairment losses	(5,415)	(5,415)
Beginning Balance	2,941	3,277
Goodwill acquired during the year	11,320
Impairment of goodwill
Translation adjustments and reclassification to other accounts	(616)	(336)
Goodwill	19,060	8,356
Accumulated impairment losses	(5,415)	(5,415)
Ending Balance	13,645	2,941
Electronic Device Group
Goodwill [Line Items]
Goodwill	26,868	28,517
Beginning Balance	26,868	28,517
Goodwill acquired during the year	14,143
Impairment of goodwill
Translation adjustments and reclassification to other accounts	(148)	(1,649)
Goodwill	40,863	26,868
Ending Balance	40,863	26,868
Telecommunications Equipment Group
Goodwill [Line Items]
Goodwill	18,456	18,456
Beginning Balance	18,456	18,456
Impairment of goodwill
Goodwill	18,456	18,456
Ending Balance	18,456	18,456
Information Equipment Group
Goodwill [Line Items]
Goodwill	13,192	14,064
Accumulated impairment losses	(22)	(22)
Beginning Balance	13,170	14,042
Goodwill acquired during the year	391	42
Impairment of goodwill
Translation adjustments and reclassification to other accounts	(748)	(914)
Goodwill	12,835	13,192
Accumulated impairment losses	(22)	(22)
Ending Balance	12,813	13,170
All Other Segments
Goodwill [Line Items]
Goodwill	4,595	4,596
Accumulated impairment losses	(2,695)	(2,695)
Beginning Balance	1,900	1,901
Impairment of goodwill
Translation adjustments and reclassification to other accounts		(1)
Goodwill	4,595	4,595
Accumulated impairment losses	(2,695)	(2,695)
Ending Balance	¥ 1,900	¥ 1,900